Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Taxes on unrealized appreciation (depreciation) on available-for-sale securities	$ (877,251)	$ 149,623
Taxes on reclassification adjustment for realized gains included in net income	$ 135,864	$ 108,999